Derivative Financial Liabilities and Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Derivative Financial Liabilities and Fair Value Measurements [Abstract]
Derivative Financial Liabilities and Fair Value Measurements

20. Derivative financial liabilities and fair value measurements

In May 2025, the Company completed a registered direct offering comprising 2,452,935 ADSs, representing 61,323,375 ordinary shares, and 8,393,050 pre-funded warrants, representing 209,826,250 ordinary shares. Each ADS or pre-funded warrant was issued together with one Series A warrant and one Series B warrant to purchase one ADS. Of the £5.2 million initial proceeds, £4.4 million was allocated to the warrants, which were classified as derivative financial instruments. Both Series A and Series B warrants contained a net settlement option and a reset mechanism allowing the exercise price to be adjusted with a proportional adjustment to the number of warrants outstanding, such that the aggregate exercise price payable remained the same. In addition, the Series B warrants included a “zero exercise price” option, allowing the holder, upon payment of the nominal value, to receive three ADSs for each warrant, based on the number that would have been issued under a traditional cash exercise.

20. Derivative financial liabilities and fair value measurements (continued)

Exercises and settlements during 2025

•
All 8,393,050 pre-funded warrants were exercised for gross proceeds of £0.1 million.
•
The exercise price of the Series B warrants was reset from $1.61 to $0.3643 and subsequently to the floor price of $0.1291, increasing the number of warrants to 118,804,235. All Series B warrants were exercised under the “zero exercise price” option, resulting in the issuance of 356,412,705 ADSs, representing 8,901,317,625 ordinary shares, and gross proceeds of £3.5 million, representing the nominal value of the ordinary shares issued.
•
The exercise price of the Series A warrants was similarly reset to the $0.1291 floor price, increasing the number of warrants to 67,781,105. Of these, 8,300,000 warrants, representing 207,500,000 ordinary shares, were exercised for gross proceeds of £0.8 million.
•
A cancellation agreement was entered into in June 2025 and concluded in July 2025 to cancel the remaining Series A warrants for a fixed cash payment of $3.6 million using 70% of the net proceeds raised from the ATM program initiated in June 2025.

The total fair value of warrants exercised or cancelled during the year was £17.1 million. Following these transactions, no derivative warrant liabilities remain outstanding at December 31, 2025.

Movement in derivative warrant liabilities

	2025	2024
	(in thousands)
	£	£

At January 1	—	—
Initial recognition on issuance of warrants	4,439	—
Losses on warrant remeasurement	12,648	—
Exercise of warrants	(14,483)	—
Cancellation of warrants	(2,604)	—
At December 31	—	—

In the year ended December 31, 2025, total equity increased by £18.9 million on exercise of warrants, which comprises cash received of £4.4 million plus the £14.5 million fair value of the warrants on exercise.

Fair value hierarchy

The warrant liabilities were measured at fair value through profit or loss in accordance with IFRS 13. They were categorized within Level 2 of the fair value hierarchy, reflecting the use of observable data, where available. Valuation techniques used included a combination of the Black-Scholes option pricing model and quoted ADS prices. Significant inputs included historical volatility of the Company’s ADSs, expected life of the warrants, risk-free interest rates and probabilities associated with market-based conditions.

Since no derivative liabilities were outstanding as of December 31, 2025, no amounts are presented within a fair value hierarchy table at that date.

Valuation methodology and key inputs

•
The pre-funded and Series B warrants were valued using quoted market prices and a negotiation discount.
•
The Series A warrants were valued using the Black-Scholes option pricing model until the cancellation agreement was entered, after which the valuation reflected the expected settlement cash outflow.

20. Derivative financial liabilities and fair value measurements (continued)

Key inputs used in the Black-Scholes model and the respective ranges were as follows:

	Series A warrants
Inputs	At issuance	At remeasurement
ADS price	$0.4040	$0.0859	-	$0.1650
Exercise price	$0.8068			$0.1291
Term to expiry (years)	5.00	4.86	-	4.90
Volatility	126.0%	137.0%	-	138.0%
Risk-free investment rate	3.86%	3.79%	-	3.97%
Dividend yield	0%			0%
Fair value of warrant	$0.0976	$0.0736	-	$0.1480